Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2019
Marketable Securities [Abstract]
Schedule of marketable securities
	December 31,
	2019	2018
Fair value through profit or loss (1)
Convertible bonds designated at fair value through profit or loss	1,112	1,156

Fair value through other comprehensive income
Corporate bonds	5,488	8,757
	$6,600	$9,913

(1)	The consolidated statements of profit or loss for the years ended 2017, 2018 and 2019 include gains (losses) from marketable securities designated at fair value through profit or loss in amounts of ($149), $53 and ($35), respectively.

Summary of marketable securities
	December 31,
	2019				2018
	Amortized cost	Unrealized losses	Unrealized Gains	Market value	Amortized cost	Unrealized losses	Unrealized gains	Market Value

Corporate bonds	$5,487	$-	$1	$5,488	$8,851	$(94)	$-	$8,757